Net investment in lease and lease liability	12 Months Ended
Dec. 31, 2025
Net investment in lease and lease liability
Net investment in lease and lease liability

11.Net investment in lease and lease liability

The changes in the carrying amounts of the Company’s net investment in lease and lease liabilities during the years ended December 31, 2025 and December 31, 2024, were as follows:

		Net Investment in
	Right-of-Use Asset	Lease	Lease Liability
	$	$	$
Balance December 31, 2023	187,418	—	197,190
Amortization	(22,490)	—	—
Sublease	(164,928)	158,109	—
Lease payments	—	(58,874)	(100,926)
Lease interest	—	6,369	9,340
Balance December 31, 2024	—	105,604	105,604
Lease payments	—	(100,926)	(100,926)
Lease interest	—	3,691	3,691
Balance, December 31, 2025	—	8,369	8,369
Current portion	—	8,369	8,369
Non-current portion	—	—	—

The Company entered into a sub-sublease pursuant to which the Company agreed to sub-sublease the head office for a term of one (1) year, nine (9) months less two (2) days, commencing on June 1, 2024, and expiring on February 26, 2026 (the remaining term of our sublease). The sub-subtenant will pay base rent plus property taxes and operating expenses, equal to the amount owed by the Company under the sublease. When the right-of-use asset was leased to a third party, the Company assessed the classification of the sublease as to whether it is a finance or operating lease. The sublease was classified as a finance lease and the carrying value of the right-of-use asset was derecognized, a lease receivable was recognized, and the difference was recorded in profit of loss. During the year ended December 31, 2024, the Company derecognized the right-of-use-asset of $164,928 and recognized a net investment in sublease of $158,109, the difference was recorded in the consolidated statements of loss and comprehensive loss.

During the year ended December 31, 2025, the Company recorded $15,441 in rent expense (2024 - $56,609) related to variable lease payments and $nil in real estate fees, commissions and administrative charges (2024 $52,483) pertaining to the sub-sublease.

As of December 31, 2025, the Company’s net investment in lease and lease liability are classified as a current asset and current liability, respectively, as the remaining commitments are due within 12 months of December 31, 2025.